Condensed Consolidated Statements of Cash Flows $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
OPERATING ACTIVITIES:
Loss from continuing operations, net of tax	$ (2,195)	$ (2,040)	$ (3,328)	$ (21,596)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign transaction loss	168	145	286	635
Depreciation	11	19	54	148
Fair value revision of contingent consideration payable			0	(1,888)
Accretion expense of contingent consideration payable			0	36
Loss on investment in securities	0	261	587	15,087
(Gain) loss on disposal of assets			(2,514)	316
Exploration costs previously capitalized			0	20
Stock compensation expense	590	108	701	892
Net changes in operating assets and liabilities:
Accounts receivable	(40)	53	28	(5)
Inventories			0	(39)
Prepaid and other current assets	101	45	286	(63)
Accounts payable and accrued liabilities	(561)	852	1,744	(136)
Net cash used in operating activities of continuing operations	(1,926)	(557)	(2,156)	(6,593)
INVESTING ACTIVITIES:
Additions to property and equipment	(3)	0	(1)	(3)
Proceeds from sale of bonus rights	586	0	2,514	0
Proceeds from sale of investment securities	0	836	2,595	21
Proceeds from One Stone Exchange, including cash retained at closing	950	0
Net cash provided by investing activities of continuing operations	1,533	836	5,108	18
FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net			0	115
Purchase of common stock	(3)	(10)	(11)	(566)
Purchase of stock options			0	(983)
Payment of cash in lieu of fractional shares in one share for eight shares reverse stock split	0	(6)	(6)	0
Payment of preferred stock dividend			0	(859)
Deferred financing costs, net	0	(24)	(28)	(150)
Short-term debt issuances			625	0
Payments on notes payable	(70)	0	(195)	0
Long-term debt issuances			0	5,500
Capital contributions by non-controlling interest included in discontinued operations			0	147
Net cash provided by financing activities	(73)	(40)	385	3,204
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash used in operating activities of discontinued operations	(83)	(131)	(2,130)	(1,972)
Net cash used in investing activities of discontinued operations	(224)	(123)	(180)	(9,347)
Net cash used in operating and investing activities of discontinued operations	(307)	(254)	(2,310)	(11,319)
Effect of exchange rate changes on cash and cash equivalents	(15)	(178)	(116)	(661)
Net decrease in cash and cash equivalents	(788)	(193)	911	(15,351)
Cash and cash equivalents at beginning of period	1,680	769	769	16,120
CASH AND CASH EQUIVALENTS AT END OF PERIOD	892	576	1,680	769
Supplemental disclosure of cash flow information:
Cash paid for interest			7	18
Cash paid for interest of discontinued operations			269	84
Cash received for interest			(3)	(20)
Cash paid for income taxes			0	0
Supplemental schedule of non-cash activities:
Unrealized holding gain (loss) and foreign currency translation gain (loss) on securities available-for-sale	371	(1,049)	(282)	(7,684)
Adjustment of preferred stock to redemption value	(162)	0	(4,206)	0
Securities available-for-sale received as proceeds on sale of Weald Basin assets	(925)	0
Preferred stock dividends paid in kind	162	452	1,858	1,311
Increase in both accrued and other liabilities and prepaid and other assets related to Sopak	27	27	107	105
Purchase of insurance policies financed with notes payable	16	108	353	0
Forgiveness of notes payable upon closing of Exchange	625	0
Contribution to equity upon redemption of preferred stock	9,892	0
Non-cash activities of discontinued operations:
Change in accounts payable and accrued liabilities related to property and equipment of discontinued operations	$ 293	$ (192)	17	(1,017)
Property contributed for capital and deferred capital contribution of non-controlling interest included in discontinued operations			0	200
Accrued capital contributions of non-controlling interest included in discontinued operations			$ 0	$ 168
Reverse stock split (usd per share)			0.125